Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 2,945	$ 2,737
Gross unrealized gains	658	532
Gross unrealized losses	61	91
Fair value	3,542	3,178
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	36	27
Gross unrealized gains	5	4
Gross unrealized losses	5	3
Fair value	36	28
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,909	2,710
Gross unrealized gains	653	528
Gross unrealized losses	56	88
Fair value	$ 3,506	$ 3,150